Income Taxes (Details Textual) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Reconciliation [Line Items]
Statutory rate of income taxes		35.00%	35.00%	35.00%
Decrease in AFG's liability for uncertain tax positions	$ (13)
Decrease in AFG's liability for uncertain tax positions, settlements	$ (9)	$ 0	$ (9)	$ 0
Change in AFG's liability for uncertain tax positions of prior year		0	(4)	0
Interest included in tax provision (are less than in 2013)			(1)
Decrease in related accrued interest				1
Income tax penalties accrued				0
Cash payments for income taxes		100	227	135
Maximum [Member]
Income Tax Reconciliation [Line Items]
Interest included in tax provision (are less than in 2013)				$ 1
Charge for valuation allowance [Member]
Income Tax Reconciliation [Line Items]
Charge for valuation allowance against deferred tax assets		$ 0	$ 0